Condensed Financial Information of Registrant (Dividends from Subsidiaries) - Additional Information (Detail) (Ryerson Holding Corporation [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ryerson Holding Corporation [Member]
Dividend Declared And Paid [Line Items]
Cash dividends paid	$ 6.6	$ 379.9	$ 0